Called up share capital (Narrative) (Details)	6 Months Ended
	Jun. 30, 2020 GBP (£) £ / shares shares	Jun. 30, 2020 € / shares	Jun. 30, 2020 $ / shares	Dec. 31, 2019 GBP (£) shares
Ordinary share capital [member]
Number of shares issued | shares	2,342,000,000			2,342,000,000
Par value per share | £ / shares	£ 1
Proceeds From Issuing Shares	£ 0
Redemption of shares	0
Preference share capital [member]
Proceeds From Issuing Shares	0
Redemption of shares	0
Preference share capital [member] | Barclays Bank PLC [member]
Called up share capital	£ 6,000,000			£ 6,000,000
Sterling 1 Preference Shares [member]
Number of shares issued | shares	1,000			1,000
Par value per share | £ / shares	£ 1
Euro Preference Shares [member]
Number of shares issued | shares	31,856			31,856
Par value per share | € / shares		€ 100
US Dollar Preference Shares $100 [member]
Number of shares issued | shares	58,133			58,133
Par value per share | $ / shares			$ 100